Basis of Presentation (Pro Forma [Member])	6 Months Ended
Jun. 30, 2014
Pro Forma [Member]
Basis of Presentation

1.	Basis of presentation

On September 19, AFH Acquisition X, Inc. (“AFH”) and its wholly-owned subsidiary, Merger Sub, entered into the Merger Agreement between AFH, Merger Sub, and Bone Biologics, Inc. Pursuant to the Merger Agreement, Merger Sub merged with and into Bone Biologics with Bone Biologics remaining as the surviving corporation in the Merger. Upon the consummation of the Merger, the separate existence of Merger Sub ceased, on September 22, 2014 AFH officially changed its name to “Bone Biologics, Corp.” to more accurately reflect the nature of its business, and Bone Biologics became a wholly-owned subsidiary of the Company.

As used in this Current Report, the terms “we,” “us,”, “our” and “the Company” refer to AFH, after giving effect to the Merger or Bone Biologics, Corp., unless otherwise stated or the context clearly indicates otherwise. The term “AFH” refers to the Company, as it was named “AFH Acquisition X, Inc.” before giving effect to the Merger.

These pro forma consolidated financial statements have been prepared from, and should be read in conjunction with the audited financial statements as at October 31, 2013 and 2012 and for each of the years in the two years ended October 31, 2013; and the unaudited financial statements as at April 30, 2014 and for the six month periods ended April 30, 2014 and 2013 of Acquisition X, Inc. In addition, these pro forma consolidated financial statements have been prepared from, and should be read in conjunction with the audited financial statements as at December 31, 2013 and 2012 and for the two years then ended; and the unaudited financial statements as at June 30, 2014 and for the six month periods ended June 30, 2014 and 2013 of Bone Biologics. These financial statements are included elsewhere in this Filing Statement.

The Merger will be treated as a recapitalization of the Company for financial accounting purposes and is being accounted for as a “reverse merger,” and although the Company is the legal acquirer, Bone Biologics, Inc. is deemed to be the acquirer for accounting purposes in the reverse merger. Consequently, the assets and liabilities and the historical operations that will be reflected in the financial statements prior to the Merger will be those of Bone, and the consolidated financial statements after completion of the Merger will include the assets and liabilities of Bone, historical operations of Bone and operations of Bone from the Closing Date of the Merger and in all future filings with the Securities and Exchange Commission (the “SEC”).

The pro forma consolidated statement of financial position gives effect to the transactions described in Note 6 below as if they had occurred on June 30, 2014. The pro forma consolidated statement of financial position and results of operations are not necessarily indicative of the results that would have actually occurred if the transactions had been consummated on this date, nor is it necessarily indicative of the future financial position of the Company.